RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
The table below classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
AS AT DECEMBER 31, 2017
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$542	$-	$-	$542
Financial instrument liabilities(1)	184	62	24	270
Due to related parties	112	-	-	112
Other long-term liabilities - concession payments	1	3	10	14
Long-term debt and credit facilities(1)	1,676	4,587	5,579	11,842
Interest payable on long-term debt(2)	634	1,924	1,697	4,255
Total	$3,149	$6,576	$7,310	$17,035

AS AT DECEMBER 31, 2016
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$467	$-	$-	$467
Financial instrument liabilities(1)	156	66	6	228
Due to related parties	76	-	-	76
Other long-term liabilities - concession payments	1	4	11	16
Long-term debt and credit facilities(1)	1,034	3,970	5,256	10,260
Interest payable on long-term debt(2)	589	1,821	1,449	3,859
Total	$2,323	$5,861	$6,722	$14,906

(1) Includes both the current and long-term amounts.

(2) Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Brookfield Renewable classifies its assets and liabilities as outlined below
					Other	Non-financial
	Cash, loans			Derivatives	financial	assets and
AS AT DECEMBER 31, 2017	and	Assets/		used for	assets and	non-financial
(MILLIONS)	receivables	liabilities(1)		hedging	liabilities	liabilities	Total
Cash and cash equivalents	$799		$-	$-	$-	$-	$799
Restricted cash	181	-	-	-	-	-	181
Trade and other receivables(2)	442		-	-	-	-	442
Other current assets	-		-	-	-	112	112
Due from related parties(2)	60		-	-	-	-	60
Financial instrument assets(3)	-		20	6	159	-	185
Equity-accounted investments	-		-	-	-	721	721
Property, plant and equipment, at fair value	-		-	-	-	27,096	27,096
Goodwill	-		-	-	-	901	901
Deferred income tax assets	-		-	-	-	177	177
Other long-term assets	103		-	-	-	127	230
Total assets	$1,585		$20	$6	$159	$29,134	$30,904
Accounts payable and accrued liabilities(2)	$-		$-	$-	$542	$-	$542
Financial instrument liabilities(3)	-		145	125	-	-	270
Due to related parties(2)	-		-	-	112	-	112
Long-term debt and credit facilities(2)(3)	-		-	-	11,766	-	11,766
Deferred income tax liabilities	-		-	-	-	3,588	3,588
Other long-term liabilities	-		-	-	344	-	344
Total liabilities	$-		$145	$125	$12,764	$3,588	$16,622

  Measured at fair value with all gains and losses recorded in the consolidated statement of income.
  Measured at fair value at inception and subsequently recorded at amortized cost using the effective interest rate method.
  Includes both the current and long-term amounts.

				Other	Non-financial
	Cash, loans		Derivatives	financial	assets and
AS AT DECEMBER 31, 2016	and	Assets/	used for	assets and	non-financial
(MILLIONS)	receivables	liabilities(1)	hedging	liabilities	liabilities	Total
Cash and cash equivalents	$223	$-	$-	$-	$-	$223
Restricted cash	121	-	-	-	-	121
Trade and other receivables(2)	365	-	-	-	-	365
Other current assets	-	-	-	-	89	89
Due from related parties(2)	54	-	-	-	-	54
Financial instrument assets(3)	-	14	50	136	-	200
Equity-accounted investments	-	-	-	-	206	206
Property, plant and equipment, at fair value	-	-	-	-	25,257	25,257
Goodwill	-	-	-	-	896	896
Deferred income tax assets	-	-	-	-	150	150
Other long-term assets	129	-	-	-	47	176
Total assets	$892	$14	$50	$136	$26,645	$27,737
Accounts payable and accrued liabilities(2)	$-	$-	$-	$467	$-	$467
Financial instrument liabilities(3)	-	11	217	-	-	228
Due to related parties(2)	-	-	-	76	-	76
Long-term debt and credit facilities(2)(3)	-	-	-	10,182	-	10,182
Deferred income tax liabilities	-	-	-	-	3,802	3,802
Other long-term liabilities	-	-	-	310	-	310
Total liabilities	$-	$11	$217	$11,035	$3,802	$15,065

  Measured at fair value with all gains and losses recorded in the consolidated statement of income.
  Measured at fair value at inception and subsequently recorded at amortized cost using the effective interest rate method.
  Includes both the current and long-term amounts.

The following table presents Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2017	2016
Assets measured at fair value:
Cash and cash equivalents	$799	$-	$-	$799	$223
Restricted cash(1)	284	-	-	284	250
Financial instrument assets(2)
Energy derivative contracts	-	-	-	-	8
Interest rate swaps	-	6	-	6	7
Foreign exchange swaps	-	20	-	20	49
Available-for-sale investments(2)	79	80	-	159	136
Property, plant and equipment	-	-	27,096	27,096	25,257
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(19)	-	(19)	(5)
Interest rate swaps	-	(155)	-	(155)	(178)
Foreign exchange swaps	-	(96)	-	(96)	(45)
Contingent consideration(4)	-	-	(18)	(18)	(16)
Liabilities for which fair value is disclosed:
Long-term debt and credit facilities	-	(12,479)	-	(12,479)	(10,870)
Total	$1,162	$(12,643)	$27,078	$15,597	$14,816

  Includes both the current amount and long-term amount included in Other long-term assets.
  Includes amounts in Level 2 that relate to the Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to 2015 and 2014 business combinations with obligations lapsing in 2021 and 2024 respectively.

The aggregate amount of Brookfield Renewables net financial instrument positions as at December 31 are as follows:
		2017		2016
			Net Liabilities	Net Liabilities
(MILLIONS)	Assets	Liabilities	(Assets)	(Assets)
Energy derivative contracts	$-	$19	$19	$(3)
Interest rate swaps	6	155	149	171
Foreign exchange swaps	20	96	76	(4)
Available-for-sale securities	159	-	(159)	(136)
Total	185	270	85	28
Less: current portion	72	184	112	101
Long-term portion	$113	$86	$(27)	$(73)

The following table presents the change in Brookfield Renewables total net financial instrument liability position as at and for the year ended December 31:
(MILLIONS)	Note	2017	2016	2015
Balance, beginning of year		$28	$145	$77
Increases (decreases) in the net financial instrument liability position:
Unrealized loss (gain) through income on energy derivative contracts	(a)	5	-	(2)
Unrealized loss through OCI on energy derivative contracts	(a)	17	28	3
Unrealized (gain) loss through income on interest rate swaps	(b)	(1)	7	(2)
Unrealized (gain) loss through OCI on interest rate swaps	(b)	(18)	1	20
Unrealized loss (gain) through income on foreign exchange swaps	(c)	29	(3)	13
Unrealized loss (gain) through OCI on foreign exchange swaps	(c)	94	61	(57)
Unrealized loss through income on available-for-sale investments	(d)	-	-	25
Unrealized loss (gain) through OCI on available-for-sale investments	(d)	20	(52)	-
Acquisitions, settlements and other		(89)	(159)	68
Balance, end of year		$85	$28	$145

Financial instrument liabilities not designated as hedging instruments:
Energy derivative contracts	(a)	$5	$3	$-
Interest rate swaps	(b)	107	2	-
Foreign exchange swaps	(c)	33	6	-
Net positions		$145	$11	$-

Financial instrument liabilities designated as hedging instruments:
Energy derivative contracts	(a)	$14	$2	$1
Interest rate swaps	(b)	48	176	178
Foreign exchange swaps	(c)	63	39	12
Net positions		$125	$217	$191
Financial instrument assets not designated as hedging instruments:
Energy derivative contracts	(a)	$-	$(3)	$-
Interest rate swaps	(b)	(1)	(1)	-
Foreign exchange swaps	(c)	(19)	(10)	(1)
Available-for-sale investments	(d)	(159)	(136)	(14)
Net positions		$(179)	$(150)	$(15)
Financial instrument assets designated as hedging instruments:
Energy derivative contracts	(a)	$-	$(5)	$(31)
Interest rate swaps	(b)	(5)	(6)	-
Foreign exchange swaps	(c)	(1)	(39)	-
Net positions		$(6)	$(50)	$(31)

Total net positions		$85	$28	$145

Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
(MILLIONS)	2017	2016
Cash and cash equivalents	$799	$223
Restricted cash(1)	284	250
Trade receivables and other short-term receivables	442	365
Financial instrument assets(1)	185	200
Due from related parties	60	54
	$1,770	$1,092

Includes both the current and long-term amounts.

Market risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
5% increase	$4	$1	$2	$79	$51	$10
5% decrease	(4)	(1)	(2)	(79)	(51)	(10)
Amounts represent the potential annual net pretax impact.
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
1% increase	$17	$(17)	$(15)	$54	$115	$125
1% decrease	(17)	17	15	(54)	(115)	(125)
Amounts represent the potential annual net pretax impact.
Commodity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
5% increase	$(3)	$(1)	$(2)	$(4)	$(7)	$(7)
5% decrease	3	1	2	4	7	7
Amounts represent the potential annual net pretax impact.